Income Taxes (Tables)	6 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expenses
	For the six months ended September 30,
	2021 (Unaudited)	2020 (Unaudited)
Current income tax provision	$-	$143,534
Deferred income tax provision	325,780	91,482
Total income tax expense	$325,780	$235,016

Schedule of deferred income tax assets and liabilities
	September 30, 2021 (Unaudited)	March 31, 2021
Tax loss carry forward	$-	$100,095
Allowance for doubtful account - prepayments, receivables and other current assets	-	163,613
Allowance for doubtful account - accounts receivable	-	40,604
Impairment provision for inventory	-	17,132
Total	$-	$321,444